Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2016, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2017~December 31, 2017	$1,623
January 1, 2018~December 31, 2018	620
January 1, 2019~December 31, 2019	336
January 1, 2020~December 31, 2020	193
January 1, 2021~December 31, 2021	169
January 1, 2022~December 31, 2024	388
$3,329